Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income	$ 10,541	$ 5,725	$ 10,236
Adjustments required to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	2,437	2,384	1,997
Impairment of intangible assets	0	1,657	0
Write-down of obsolete inventory	5,246	1,578	2,106
Discount on marketable securities, net	621	244	144
Share-based compensation expense	2,862	2,711	2,355
Deferred taxes, net	48	(61)	(699)
Changes in assets and liabilities:
Accounts receivable - trade	(9,472)	3,467	(1,441)
Accounts receivable - other	1,217	(1,362)	4,385
Accounts receivable - related parties	0	0	364
Change in liability for employees' severance benefits, net	138	153	175
Inventories	(33,526)	(13,336)	3,529
Trade accounts payable	15,031	(2,076)	769
Other accounts payable and accrued expenses	5,936	3,872	2,824
Accounts payable - related parties	0	0	(18)
Net cash provided by operating activities	1,079	4,956	26,726
Cash flows from investing activities
Investment in short-term bank deposits, net	5,000	8,542	(13,542)
Purchase of property, plant and equipment	(2,586)	(1,694)	(1,441)
Investment in intangible assets	(3,572)	(1,487)	(1,018)
Proceeds from maturity of marketable securities	37,850	16,629	1,997
Purchases of marketable securities	(19,927)	(6,558)	(15,604)
Net cash provided by (used in) investing activities	16,765	15,432	(29,608)
Cash flows from financing activities
Exercise of options	0	276	154
Purchase of treasury shares	(14,291)	(16,798)	(7,971)
Proceeds from reissuance of treasury shares upon exercise of options	4,514	0	0
Net cash used in financing activities	(9,777)	(16,522)	(7,817)
Effect of exchange rate changes on cash balances held	542	341	360
Increase (decrease) in cash and cash equivalents	8,609	4,207	(10,339)
Cash and cash equivalents at beginning of year	20,676	16,469	26,808
Cash and cash equivalents at end of year	29,285	20,676	16,469
Supplementary cash flow information Non-cash transactions:
Investments in property, plant and equipment and ROU	510	7,548	1,621
Supplementary cash flow information Cash paid during the year for:
Income taxes	$ 2,371	$ 1,284	$ 1,103